Nominal Share Issuance (Details) - USD ($)													12 Months Ended
		Aug. 23, 2024	Aug. 20, 2024	Jul. 02, 2024	Jul. 01, 2024	Jun. 25, 2024	Jun. 24, 2024	Jul. 20, 2023	Jul. 06, 2023	Dec. 27, 2018	Nov. 20, 2018	Oct. 25, 2018	Sep. 30, 2023	Sep. 30, 2024	Sep. 09, 2024
Nominal Share Issuance [Line Items]
Shares issued (in Shares)											3,000,000	1,000,000
Total consideration (in Dollars)										$ 1,000	$ 3,000	$ 1,000
Aggregate shares issued (in Shares)										1,000,000
Ordinary shares par value	[1]												$ 0.000625	$ 0.000625
Service shares issued (in Shares)					1,500,000
Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)	[2]												1,150,000
Consideration par value											$ 0.001	$ 0.001
Ordinary shares par value										$ 0.001
Business Development & Marketing Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Service shares issued (in Shares)							1,416,667
Class A Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Ordinary shares par value															$ 4,090,909
Shares issued, price per share				$ 0.6		$ 0.6
Service shares issued (in Shares)				1,900,000		1,416,667
Class A Ordinary Shares [Member] | Business Combination [Member]
Nominal Share Issuance [Line Items]
Purchase price (in Shares)		780,000	780,000
Class A Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Ordinary shares par value				$ 0.000625		$ 0.000625
Class A Ordinary Shares [Member] | Business Development & Marketing Consulting Agreement [Member]
Nominal Share Issuance [Line Items]
Ordinary shares par value						0.000625
Shares issued, price per share						$ 0.6
Service shares issued (in Shares)						1,416,667
Class B Ordinary Shares [Member]
Nominal Share Issuance [Line Items]
Shares issued, price per share		$ 1,620,000
Class B Ordinary Shares [Member] | Prestige Financial Holdings Group Limited [Member]
Nominal Share Issuance [Line Items]
Ordinary shares par value		$ 0.000625
IPO [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)									1,000,000
Ordinary shares par value									$ 0.000625
Shares issued, price per share									$ 5
Over-Allotment Option [Member]
Nominal Share Issuance [Line Items]
Shares issued (in Shares)								150,000
Ordinary shares par value								$ 0.000625
Shares issued, price per share								$ 5

[1]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.
[2]	The shares are presented on a retroactive basis to reflect the Company’s share subdivision on July 15, 2022. See Note 12 below.